Notes Payable (Schedule of Notes Payable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Debt Instrument [Line Items]
Notes payable, principal amount outstanding	$ 467,786	$ 467,481	$ 468,135
Unamortized deferred financing costs related to notes payable	(3,441)	(3,208)	(4,393)
Notes payable, net of deferred financing costs	464,345	464,273	463,742
Fixed Rate [Member]
Debt Instrument [Line Items]
Notes payable, principal amount outstanding	$ 220,351	220,276	220,436
Weighted Average Interest Rate	4.30%
Fixed Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate	4.00%
Maturity Date	Dec. 11, 2021
Fixed Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate	4.80%
Maturity Date	Jul. 01, 2027
Variable Rate, Subject To Interest Rate Swap [Member]
Debt Instrument [Line Items]
Notes payable, principal amount outstanding	$ 247,435	$ 247,205	$ 247,699
Weighted Average Interest Rate	4.60%
Variable Rate, Subject To Interest Rate Swap [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest Rate	3.70%
Maturity Date	Oct. 28, 2021
Variable Rate, Subject To Interest Rate Swap [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest Rate	5.10%
Maturity Date	Nov. 16, 2022